UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08649
EII Realty Securities Trust
(Exact name of registrant as specified in charter)
640 Fifth Avenue, 8th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)
Richard J. Adler
640 Fifth Avenue, 8th Floor
New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-735-9500
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

March 31, 2011
(unaudited)

	Shares	Value
COMMON STOCKS – 3.75%

Hotels & Lodging – 3.75%
Hyatt Hotels Corp., Class A *	8,100	$348,624
Starwood Hotels & Resorts Worldwide, Inc.	5,700	331,284

Total Hotels & Lodging (Cost $666,043)		679,908

Total Common Stocks (Cost $666,043)		679,908

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 94.45%

Apartments – 18.59%
American Campus Communities, Inc.	12,700	419,100
AvalonBay Communities, Inc.	7,600	912,608
BRE Properties, Inc., Class A	9,600	452,928
Equity Residential	16,700	942,047
Essex Property Trust, Inc.	5,200	644,800

Total Apartments (Cost $2,344,768)		3,371,483

Diversified – 6.35%
Entertainment Properties Trust	4,600	215,372
Vornado Realty Trust	10,688	935,200

Total Diversified (Cost $528,014)		1,150,572

Healthcare – 12.53%
HCP, Inc.	24,500	929,530
Health Care REIT, Inc.	6,100	319,884
Nationwide Health Properties, Inc.	12,150	516,740
Ventas, Inc.	9,300	504,990

Total Healthcare (Cost $1,476,465)		2,271,144

Hotels & Lodging – 5.41%
Host Hotels & Resorts, Inc.	35,592	626,775
LaSalle Hotel Properties	13,100	353,700

Total Hotels & Lodging (Cost $568,636)		980,475

Industrials – 7.08%
AMB Property Corp.	18,200	654,654
DCT Industrial Trust, Inc.	23,100	128,205
ProLogis	31,400	501,772

Total Industrials (Cost $981,873)		1,284,631

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

March 31, 2011
(unaudited)

	Shares	Value
REITs (Continued)

Mixed – 0.51%
PS Business Parks, Inc.	1,600	$92,704

Total Mixed (Cost $91,479)		92,704

Office Property – 15.26%
Alexandria Real Estate Equities, Inc.	5,300	413,241
BioMed Realty Trust, Inc.	15,200	289,104
Boston Properties, Inc.	10,000	948,500
Douglas Emmett, Inc.	21,000	393,750
Highwoods Properties, Inc.	7,100	248,571
Hudson Pacific Properties, Inc.	6,100	89,670
SL Green Realty Corp.	5,100	383,520

Total Office Property (Cost $2,071,320)		2,766,356

Regional Malls – 14.92%
Macerich Co. (The)	12,700	629,031
Simon Property Group, Inc.	16,231	1,739,314
Taubman Centers, Inc.	6,300	337,554

Total Regional Malls (Cost $1,388,780)		2,705,899

Self Storage – 6.33%
Public Storage, Inc.	10,353	1,148,251

Total Self Storage (Cost $430,665)		1,148,251

Shopping Centers – 7.47%
Federal Realty Investment Trust	6,400	521,984
Kimco Realty Corp.	24,900	456,666
Urstadt Biddle Properties, Class A	8,600	163,572
Weingarten Realty Investors	8,500	213,010

Total Shopping Centers (Cost $1,070,765)		1,355,232

Total United States REITs (Cost $10,952,765)		17,126,747

SHORT TERM INVESTMENT (UNITED STATES) – 1.30%
Blackrock Liquidity Funds Treasury Trust Fund	235,906	235,906

Total Short Term Investment (United States) (Cost $235,906)		235,906

Total Investments – 99.50% (Cost $11,854,714)		18,042,561
Other Assets In Excess Of Liabilities – 0.50%		91,104

Net Assets – 100.00%		$18,133,665

*	Denotes non-income producing security.

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

March 31, 2011
(unaudited)

	Shares	Value
COMMON STOCKS – 94.52%

Australia – 4.25%
GPT Group	3,430,280	$11,138,890
Stockland	3,799,940	14,579,188

Total Austrailia (Cost $23,443,904)		25,718,078

China – 2.09%
Guangzhou R&F Properties Co., Ltd.	8,500,000	12,654,599

Total China (Cost $17,645,844)		12,654,599

France – 9.33%
Gecina SA	14,700	2,030,176
ICADE	103,727	12,818,124
Klepierre	230,550	9,370,275
Unibail-Rodamco SE	148,617	32,236,520

Total France (Cost $48,720,310)		56,455,095

Germany – 1.74%
DIC Asset AG	800,718	10,506,249

Total Germany (Cost $19,561,479)		10,506,249

Hong Kong – 26.02%
China Overseas Land & Investment, Ltd.	12,274,256	24,964,481
Hang Lung Properties, Ltd.	6,506,300	28,482,106
Hysan Development Co., Ltd.	7,476,671	30,759,491
Kerry Properties, Ltd.	5,116,025	25,586,045
Lifestyle International Holdings, Ltd.	11,167,700	26,734,023
Shangri-La Asia, Ltd.	8,083,492	20,888,919

Total Hong Kong (Cost $111,981,915)		157,415,065

Italy – 1.67%
Immobiliare Grande Distribuzione	4,594,862	10,119,951

Total Italy (Cost $15,540,213)		10,119,951

Japan – 15.71%
AEON Mall Co., Ltd.	1,065,540	22,961,564
Daiwa House Industry Co., Ltd.	1,799,000	22,183,615
Mitsubishi Estate Co., Ltd.	1,200,000	20,371,622
Mitsui Fudosan Co., Ltd.	1,490,800	24,696,771
Tokyu Land Corp.	1,105,000	4,826,375

Total Japan (Cost $117,643,841)		95,039,947

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2011
(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Malaysia – 1.80%
SP Setia Berhad	5,235,000	$10,889,146

Total Malaysia (Cost $8,481,417)		10,889,146

Singapore – 14.11%
Capitaland, Ltd.	7,269,600	19,031,876
City Developments, Ltd.	2,025,100	18,507,856
Hongkong Land Holdings, Ltd.	4,035,000	28,245,000
Keppel Land, Ltd.	1,750,000	6,233,637
Wing Tai Holdings, Ltd.	11,024,960	13,382,141

Total Singapore (Cost $79,228,416)		85,400,510

Spain – 3.94%
Sol Melia, SA	2,072,154	23,848,282

Total Spain (Cost $31,421,983)		23,848,282

Sweden – 1.15%
Castellum AB	479,413	6,976,430

Total Sweden (Cost $3,905,151)		6,976,430

Thailand – 2.03%
Central Pattana Public Co., Ltd.	13,039,800	12,287,462

Total Thailand (Cost $9,069,209)		12,287,462

United Kingdom – 10.68%
Derwent London plc	734,460	19,343,071
Great Portland Estates plc	2,292,761	14,178,840
Hammerson plc	550,000	3,939,968
Land Securities Group plc	1,817,600	21,370,670
Shaftesbury plc *	759,432	5,759,193

Total United Kingdom (Cost $56,866,784)		64,591,742

Total Common Stocks (Cost $543,510,466)		571,902,556

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

March 31, 2011
(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) – 5.11%
Blackrock Liquidity Funds Treasury Trust Fund	30,922,878	$30,922,878

Total Short Term Investment (United States) (Cost $30,922,878)		30,922,878

Total Investments – 99.63% (Cost $574,433,344)		602,825,434
Other Assets In Excess Of Liabilities – 0.37%		2,262,895

Total Net Assets – 100.00%		$605,088,329

*	Denotes non-income producing security.

	% of Net
Sector Diversification	Assets	Value
Common Stocks:
Real Estate	79.04%	$478,247,717
Consumer Cyclicals	15.48%	93,654,839
Short-Term Investment	5.11%	30,922,878

Total Investments	99.63%	602,825,434
Other Assets In Excess Of Liabilities	0.37%	2,262,895

Net Assets	100.00%	$605,088,329

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

March 31, 2011
(unaudited)

	Shares	Value
COMMON STOCKS – 56.64%

Australia – 3.02%
GPT Group	1,350,000	$4,383,753
Stockland	1,456,960	5,589,903

Total Austrailia (Cost $8,507,264)		9,973,656

Canada – 2.69%
Boardwalk Real Estate Investment Trust	66,900	3,308,722
RioCan Real Estate Investment Trust	213,100	5,577,513

Total Canada (Cost $8,191,412)		8,886,235

China – 1.08%
Guangzhou R&F Properties Co., Ltd.	2,400,000	3,573,063

Total China (Cost $3,861,606)		3,573,063

France – 5.72%
Gecina SA	5,484	757,380
ICADE	41,850	5,171,638
Klepierre	59,172	2,404,936
Unibail-Rodamco	48,650	10,552,674

Total France (Cost $15,913,281)		18,886,628

Germany – 0.92%
DIC Asset AG	230,441	3,023,625

Total Germany (Cost $4,643,190)		3,023,625

Hong Kong – 15.32%
China Overseas Land & Investment, Ltd.	3,705,168	7,535,903
Hang Lung Properties, Ltd.	2,049,900	8,973,682
Hysan Development Co., Ltd.	2,032,744	8,362,836
Kerry Properties, Ltd.	1,759,123	8,797,650
Lifestyle International Holdings, Ltd.	3,791,400	9,076,119
Shangri-La Asia, Ltd.	3,017,950	7,798,822

Total Hong Kong (Cost $41,494,946)		50,545,012

Italy – 0.62%
Immobiliare Grande Distribuzione	928,200	2,044,314

Total Italy (Cost $3,551,954)		2,044,314

Japan – 7.53%
AEON Mall Co., Ltd.	282,600	6,089,812
Daiwa House Industry Co., Ltd.	525,000	6,473,818

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2011
(unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (Continued)
Mitsubishi Estate Co., Ltd.	358,500	$6,086,022
Mitsui Fudosan Co., Ltd.	375,000	6,212,295

Total Japan (Cost $27,457,656)		24,861,947

Singapore – 7.40%
Capitaland, Ltd.	2,281,050	5,971,809
City Developments, Ltd.	693,300	6,336,228
Hongkong Land Holdings, Ltd.	1,340,000	9,380,000
Wing Tai Holdings, Ltd.	2,250,000	2,731,059

Total Singapore (Cost $21,173,910)		24,419,096

Spain – 2.27%
Sol Melia, SA	650,000	7,480,807

Total Spain (Cost $6,907,357)		7,480,807

Sweden – 0.46%
Castellum AB	103,600	1,507,590

Total Sweden (Cost $843,879)		1,507,590

Thailand – 1.73%
Central Pattana Public Co., Ltd.	6,072,100	5,721,767

Total Thailand (Cost $4,897,601)		5,721,767

United Kingdom – 5.80%
Derwent London plc	220,000	5,794,019
Great Portland Estates plc	628,909	3,889,285
Land Securities Group plc	570,000	6,701,850
Shaftesbury plc *	363,800	2,758,896

Total United Kingdom (Cost $14,513,046)		19,144,050

United States – 2.08%
Starwood Hotels & Resorts Worldwide, Inc.	118,100	6,863,972

Total United States (Cost $7,129,940)		6,863,972

Total Common Stocks (Cost $169,087,042)		186,931,762

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 38.79%

United States – 38.79%
AMB Property Corp.	192,200	6,913,434
American Campus Communities, Inc.	147,200	4,857,600

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

March 31, 2011
(unaudited)

	Shares	Value
REITs (Continued)
United States (Continued)
Boston Properties, Inc.	137,400	$13,032,390
Douglas Emmett, Inc.	240,600	4,511,250
Essex Property Trust, Inc.	70,000	8,680,000
Federal Realty Investment Trust	93,300	7,609,548
HCP, Inc.	183,000	6,943,020
Health Care REIT, Inc.	62,000	3,251,280
Highwoods Properties, Inc.	91,600	3,206,916
Host Hotels & Resorts, Inc.	383,229	6,748,663
Nationwide Health Properties, Inc.	95,400	4,057,362
ProLogis	282,100	4,507,958
Public Storage, Inc.	100,800	11,179,728
Simon Property Group, Inc.	167,857	17,987,556
SL Green Realty Corp.	60,800	4,572,159
Taubman Centers, Inc.	65,695	3,519,937
Ventas, Inc.	117,300	6,369,389
Vornado Realty Trust	114,910	10,054,624

Total United States (Cost $95,425,822)		128,002,814

Total United States REITs (Cost $95,425,822)		128,002,814

SHORT TERM INVESTMENT (UNITED STATES) – 4.82%
Blackrock Liquidity Funds Treasury Trust Fund	15,914,152	15,914,152

Total Short Term Investment (United States) (Cost $15,914,152)		15,914,152

Total Investments – 100.25% (Cost $280,427,016)		330,848,728
Other Assets In Excess Of Liabilities – (0.25%)		(838,226)

Total Net Assets – 100.00%		$330,010,502

*	Denotes non-income producing security.

	% of Net
Sector Diversification	Assets	Value
Common Stocks:
Real Estate	84.01%	$277,241,038
Consumer Cyclicals	11.42%	37,693,538
Short-Term Investment	4.82%	15,914,152

Total Investments	100.25%	330,848,728
Liabilities In Excess Of Other Assets	(0.25)%	(838,226)

Net Assets	100.00%	$330,010,502

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

March 31, 2011
(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees.

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

Fair Value Measurements: The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2011
(unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of March 31, 2011:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. REALTY SECURITIES FUND	March 31, 2011	Price	Input	Input
Investments in Securities*	$18,042,561	$18,042,561	$—	$—

Total	$18,042,561	$18,042,561	$—	$—

*	See Schedule of Investment for industry sector breakouts.

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. INTERNATIONAL PROPERTY FUND	March 31, 2011	Price	Input	Input
Investments in Securities*	$602,825,434	$602,825,434	$—	$—

Total	$602,825,434	$602,825,434	$—	$—

*	See Schedule of Investments for geographic and sector breakouts.

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. GLOBAL PROPERTY FUND	March 31, 2011	Price	Input	Input
Investments in Securities*	$330,848,728	$330,848,728	$—	$—

Total	$330,848,728	$330,848,728	$—	$—

*	See Schedule of Investments for geographic and sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. There were no transfers between any of the levels during the period ended March 31, 2011. Additionally there were no level 2 or 3 investments held during the period.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the translation date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

March 31, 2011
(unaudited)

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2011 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$11,854,714	$6,191,281	$(3,434)	$6,187,847
E.I.I. International Property Fund	574,433,344	84,238,530	(55,846,440)	28,392,090
E.I.I. Global Property Fund	280,427,016	58,069,640	(7,647,928)	50,421,712

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler Richard J. Adler, Chief Executive Officer
(principal executive officer)
Date 5/11/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler Richard J. Adler, Chief Executive Officer
(principal executive officer)

Date 5/11/11

By (Signature and Title)*	/s/ Michael J. Meagher Michael J. Meagher, Vice President and Treasurer
(principal financial officer)
Date 5/10/11

*	Print the name and title of each signing officer under his or her signature.